Derivative and Hedging Instruments - Investment Income (Loss) on Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Details) - Derivatives not designated in qualifying hedge accounting relationships - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	$ (726)	$ 1,173
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(116)	667
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	52	57
Interest rate options
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(20)	(13)
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	108	(4)
Currency rate futures
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(137)	(22)
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(626)	612
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	(423)	(449)
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	437	325
Derivatives not designated in qualifying hedge accounting relationships | Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative investment income (loss)	$ (1)	$ 0